RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2012
Restatement Of Previously Issued Financial Statement [Abstract]
Restatement Of Previously Issued Financial Statement [Text Block]

2. Restatement of Previously Issued Financial Statements

On August 26, 2013, after consulting with the Company’s Audit Committee, management changed its accounting for certain of the Company’s warrants previously issued in connection with preferred stock and common stock and conversion features related to previously issued convertible notes. Such warrants and the embedded conversion options are now recorded as derivative liabilities on the consolidated balance sheets rather than as a component of equity as reported in the original 10-K.

Specifically, the change in treatment of the warrants and the conversion feature embedded in certain convertible notes resulted in a change to the equity and liability portions of the consolidated balance sheets as of December 31, 2012 and 2011 and resulted in a loss on the fair value of the derivative liabilities which impacted the results of operations and earnings (loss) per share as originally reported.

The effects of the revision on the accompanying balance sheet as of  December 31, 2011 and December 31, 2012 is summarized below:

Condensed Consolidated Balance Sheet
December 31, 2011

	As previously reported	Adjustment	Reference	As Restated

Assets	$1,294,358	$-		$1,294,358

Current liabilities:
Conversion option liability	-	-	(a)	0
Warrant liabilities	-	10,997,560	(a)	10,997,560
Other current liabilities	444,136	0		444,136
Total current liabilities	444,136	10,997,560		11,441,696

Long term debt:	0	0		-
Total liabilities	444,136	10,997,560		11,441,696

Stockholders' deficiency
Series A convertible preferred stock	150	-		150
Common stock	12,685	-		12,685
Additional paid in capital	4,666,929	(712,827)	(a)	3,954,102
Additional paid in capital - deferred compensation	(1,581,954)	-	(a)	(1,581,954)
Deficit accumulated during the development stage	(2,247,588)	(10,284,733)	(a)	(12,532,321)
Total stockholders’ deficiency	850,222	(10,997,560)		(10,147,338)
				-
Total liabilities and stockholders' deficiency	$1,294,358	$-		$1,294,358

(a) Reclassify cumulative effect of reclassifying warrants and conversion options with reset provisions as a liability and adjustment for accretion of stock based compensation.

Condensed Consolidated Balance Sheet
December 31, 2012

	As previously reported	Adjustment	Reference	As Restated

Assets	$1,205,795	$-		$1,205,795

Current liabilities:
Conversion option liability	-	109,802	(a)	109,802
Warrant liabilities	-	10,854,204	(a)	10,854,204
Other current liabilities	1,047,708	0		1,047,708
Total current liabilities	1,047,708	10,964,006		12,011,714

Long term debt:	236,500	0		236,500
Total liabilities	1,284,208	10,964,006		12,248,214

Stockholders' deficiency
Series A convertible preferred stock	170	-		170
Common stock	12,514	-		12,514
Additional paid in capital	10,251,657	(718,562)	(a)	9,533,095
Additional paid in capital - deferred compensation	(2,980,218)	-	(a)	(2,980,218)
Deficit accumulated during the development stage	(7,362,536)	(10,245,444)	(a)	(17,607,980)
Total stockholders’ deficiency	(78,413)	(10,964,006)		(11,042,419)
				-
Total liabilities and stockholders' deficiency	$1,205,795	$-		$1,205,795

(a) Reclassify cumulative effect of reclassifying warrants and conversion options with reset provisions as a liability and adjustment for accretion of stock based compensation.

The effects of the above described adjustments resulted in a change in the net gain or loss for the year ended December 31, 2011 and December 31, 2012 and the period for the  inception to date through December 31, 2012.

	Year Ended Dec 31, 2011	Year Ended Dec 31, 2012	Inception to Date Dec 31, 2012

Net Loss (as originally presented)	$(1,834,900)	$(5,114,948)	$(7,362,536)

Change in operating expenses	-	(1,017,786)	(1,017,786)
Change in fair value of derivative liabilities	(10,284,733)	1,668,082	(8,616,651)
Increase in interest expense related to derivative liabilities	-	(611,007)	(611,007)
Net gain or loss (as restated)	$(12,119,633)	$(5,075,659)	$(17,607,980)

Net loss per share - basic and diluted (as restated)	$(0.09)	$(0.04)

Weighted average shares outstanding - basic and diluted	138,431,367	133,060,503